Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Sales	$ 6,955	$ 5,043	$ 5,271
% of sales	100.00%	100.00%	100.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,178	$ 447	$ 581
% of sales	17.00%	9.00%	11.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,091	$ 793	$ 840
% of sales	16.00%	16.00%	16.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,060	$ 806	$ 802
% of sales	15.00%	16.00%	15.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 386	$ 336	$ 347
% of sales	6.00%	7.00%	7.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 345	$ 327	$ 334
% of sales	5.00%	6.00%	6.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 291	$ 260	$ 241
% of sales	4.00%	5.00%	5.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 280	$ 243	$ 249
% of sales	4.00%	5.00%	5.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 270	$ 238	$ 257
% of sales	4.00%	5.00%	5.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 213	$ 194	$ 178
% of sales	3.00%	4.00%	3.00%
Italy [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 145	$ 114	$ 116
% of sales	2.00%	2.00%	2.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,696	$ 1,285	$ 1,326
% of sales	24.00%	25.00%	25.00%